Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Basic earnings per share
Net income attributable to equity shareholders	$ 1,170	$ 400	$ 1,392	$ 2,775	$ 3,911
Less: Preferred share dividends and premiums	31	30	28	92	79
Net income attributable to common shareholders	$ 1,139	$ 370	$ 1,364	$ 2,683	$ 3,832
Weighted-average common shares outstanding (thousands)	445,416	444,739	444,868	445,137	443,976
Basic earnings per share	$ 2.56	$ 0.83	$ 3.07	$ 6.03	$ 8.63
Diluted earnings per share
Net income attributable to common shareholders	$ 1,139	$ 370	$ 1,364	$ 2,683	$ 3,832
Weighted-average common shares outstanding (thousands)	445,416	444,739	444,868	445,137	443,976
Add: Stock options potentially exercisable (1) (thousands)	294	302	638	378	735
Add: Restricted shares and equity-settled consideration (thousands)	184	147	409	196	433
Weighted-average diluted common shares outstanding (thousands)	445,894	445,188	445,915	445,711	445,144
Diluted earnings per share	$ 2.55	$ 0.83	$ 3.06	$ 6.02	$ 8.61